NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	$ 160,795	¥ 1,116,398	¥ 275,339	¥ (27,708)
Denominator:
Weighted average number of ordinary shares outstanding, basic	118,240,414	118,240,414	100,652,055	100,000,000
Plus incremental weighted average ordinary shares from assumed vesting of restricted share units using the treasury stock method	696,668	696,668
Weighted Average Number of Shares Outstanding, Diluted, Total	118,937,082	118,937,082	100,652,055	100,000,000
Basic (loss)/income per share | (per share)	$ 1.3599	¥ 9.4418	¥ 2.7356	¥ (0.2771)
Diluted (loss)/income per share | (per share)	$ 1.3519	¥ 9.3865	¥ 2.7356	¥ (0.2771)
RSUs
Denominator:
Excluded from the computation of diluted earnings per common share (in shares)	0	0	0	0